N-4	Mar. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Jefferson National Life of New York Annuity Account 1
Entity Central Index Key	0001618629
Entity Investment Company Type	N-4
Document Period End Date	Mar. 31, 2025
Amendment Flag	false
Monument Advisor NY
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract. Effective March 31, 2025, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II

Monument Advisor NY | VictoryVariableInsuranceFundsIIVictoryPioneerBondVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II
Monument Advisor NY | VictoryVariableInsuranceFundsIIVictoryPioneerEquityIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II
Monument Advisor NY | VictoryVariableInsuranceFundsIIVictoryPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Monument Advisor NY | VictoryVariableInsuranceFundsIIVictoryPioneerHighYieldVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II
Monument Advisor NY | VictoryVariableInsuranceFundsIIVictoryPioneerMidCapValueVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II
Monument Advisor NY | VictoryVariableInsuranceFundsIIVictoryPioneerStrategicIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II
Monument Advisor Select NY
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract. Effective March 31, 2025, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II

Monument Advisor Select NY | VictoryVariableInsuranceFundsIIVictoryPioneerBondVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II
Monument Advisor Select NY | VictoryVariableInsuranceFundsIIVictoryPioneerEquityIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II
Monument Advisor Select NY | VictoryVariableInsuranceFundsIIVictoryPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Monument Advisor Select NY | VictoryVariableInsuranceFundsIIVictoryPioneerHighYieldVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II
Monument Advisor Select NY | VictoryVariableInsuranceFundsIIVictoryPioneerMidCapValueVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II
Monument Advisor Select NY | VictoryVariableInsuranceFundsIIVictoryPioneerStrategicIncomeVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II